Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
Borrowings

Note 19. Borrowings

		2020	2019
	2021	Restated	Restated
Unsecured borrowings at amortized cost
Syndicated term loan (1)	$46,505	$81,906	$88,781
Other term loan (2)	51,593	85,645	75,008
Lease liabilities (3)	31,747	36,799	29,794
Factoring obligations (4)	10,609	9,993	11,927
Put option agreement (5)	—	239,273	211,880
Bank overdrafts (6)	55	902	3,047
Notes (7)	112,857	—	—
Total Interest bearing liabilities	$253,366	$454,518	$420,437

Current	74,646	114,780	99,975
Non- Current	$178,720	339,738	320,462

1.	Syndicated term loan

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Syndicated term loan	COP	IBR+ 5.3% (Variable)	2025	$39,521	51,970	$57,492
Syndicated term loan	USD	Libor+ 4.8% (Variable)	2025	7,850	31,150	$32,900
Amortized cost	COP	N/A	2025	(866)	(1,214)	(1,611)
Total Syndicated term loan				46,505	81,906	$88,781

On November 20, 2018, Procaps S.A. signed a syndicated loan agreement with the following banks: Portion in Colombian pesos (COP) - Davivienda and Bancolombia; US dollar portion (USD) - Banco de Credito del Peru, Bancolombia Panama and Banco Sabadell. The total value of the syndicated loan amounts to $200,434 million COP (portion in COP) and $35 million USD (portion in USD), Fiduciaria Bancolombia acts as the agent of the loan. C.I. Procaps S.A., Procaps S.A. de C.V (previously Laboratorios Lopez S.A. de C.V.), Biokemical S.A., Pharmarketing S.A. (Panama), Pharmarketing Salvador S.A. de C.V., Pharmarketing S.A. (Guatemala S.A.), C.D.I. Salvador S.A. de C.V., C.D.I. Nicaragua S.A., C.D.I. Guatemala S.A., Pharmarketing Dominicana SRL, and Pharmarketing Costa Rica S.A., act as co-debtors, while Pharmayect S.A., Inversiones Crynssen S.A.S., Inversiones Ganeden S.A.S., Inversiones Henia S.A.S., Inversiones Jades S.A.S., and Industrias Kadima S.A.S., as guarantors.

The resources obtained were used for advance payment and/or novation of some obligations to be refinanced. The conditions of the loan had a term of 5 years for installment payments and the interest rates agreed are as follows: IBR + 5.30% for the portion in COP and Libor + 4.80% for the USD portion.

The loans received by Banco de Crédito del Peru and Banco Sabadell were precanceled during the month of November 2021, due to a new agreement with and improvement in terms and conditions with Prudential Senior Notes.

Main covenants required by the loan contract:

Financial commitments

●	Indebtedness Indicator (Indebtedness/EBITDA) as of June 30 and December 30 of each year, during the loan term, must be less than or equal to 3.5 times. If the indicator is greater than 3.0 and less than 3.5, it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent.

●	Short-term leverage ratio < 1.0 on the last day of each semester.

●	EBITDA ratio / financial expenses = or > 3.0 on the last day of each semester.

Other commitments

●	The syndicated credit agreement establishes that each of the jointly obligated parties, unless they have the express, prior and written authorization of the Agent, will refrain from incurring any type of financial debt when the proforma indebtedness indicator, once acquired the additional financial debt, is greater than 3.0 times and maintaining any type of financial debt when the pro forma indebtedness indicator, once the national debt is acquired, is greater than 3.5 times.

●	Each of the joint obligated parties, except with express, prior and written authorization of the Agent to do otherwise, will refrain from contracting finance and/or operating lease obligations with purchase option with a joint balance payable greater than $85,000,000 (Eighty-Five Billion Pesos, local currency) or its equivalent in another currency. For purposes of clarity, the reclassification of obligations as financial lease obligations by application of the Accounting Standards will not consume the balance set forth herein and may not be renewed.

●	The payment of dividends is restricted to anyone other than the jointly obligated parties.

The syndicated loan agreement establishes that, in the event of breach of covenants by the debtor, the lenders shall be entitled to declare early maturity of the debts.

Management continuously monitors the observation of these obligations, and was in compliance as of the date of these financial statements.

2. Other term loan

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Other term loan	COP	IBR+ 2.25%-5.0% (Variable)	2022-2024	9,442	12,205	9,939
	COP	DTF + 6.74%	2022	3,154	6,161	6,904
	COP	24% (Fixed)	2021	—	1,296	12
	SOL	5.00% - 10.01% (Fixed)	2021-2024	5,953	7,499	4,392
	REAIS	9.84% - 13.08% (Fixed)	2021-2024	1,762	7,436	1,633
	USD	Libor + 4.49%	2022	739	—	—
	USD	Libor + 2.99% / 6.5% - 8.7% (fixed)	2022-2024	16,145	40,808	43,827
	COP	10.00% -30.00%	2022	14,398	10,240	8,301
Total Other term loans				51,593	85,645	75,008

3. Lease liabilities

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Lease liabilities	COP	DTF +5.18% - DTF 10.11% T.A. IBR + 7.50%	2030	10,334	15,945	15,164
	COP	DTF+ 4.54% + DTF 8.5%T.A. + DTF+10.42%	2025	6,662	7,524	6,930
	COP	DTF+17% / (DTF+13.72%)	2022	—	676	706
	USD	14.70% E.A.	2023	—	740	—
	USD	9.28% T.A.	2022	—	86	247
	USD	9.75% N.M.	2021	—	103	—
	COP	8.29% - 21.48% E.A.	2027	14,689	11,591	6,422
	Reales	1.68% (Fixed)	2022	62	134	325
Total Lease liabilities				31,747	36,799	29,794

4. Factoring obligations

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Portfolio factoring	COP	DTF+8% / 24.6% (Fixed)	2022	1,383	8,074	4,731
	Reales	12% (Fixed)	2021	—	—	5,679
	COP	DTF+8% / 24.6% (Fixed)	2022	9,226	1,919	1,517
Total Factoring				10,609	9,993	11,927

5. Put option agreement

	Currency	Range of Interest	Maturity Year	2021	2020	2019
IFC	USD	12%	2028	—	127,821	112,263
Hoche	USD	12%	2028	—	111,452	99,617
Total Put option				—	239,273	211,880

Put Option with International Finance Corporation (“IFC”)

On September 1, 2017, the Company and IFC entered into various agreements, including an agreement that granted the right to IFC to put back all or some of the 410,755 ordinary shares it holds in the Company, during a three year period after the eight anniversary of such agreement, in exchange for cash. The amount payable by the Company, if IFC exercised its option, would have equal to an amount that generates a 12% internal rate of return over IFC’s subscription.

The Company classified and measured the obligation to buy back its ordinary shares from IFC at amortized cost and recognized finance expense using the effective interest rate method, including transaction costs, until the effectiveness of the Transaction.

In the event of a breach of obligations prior to the first anniversary of the agreement, IFC had the right to put back its shares as well in exchange for cash where the cash amount would have been based on a 15% internal rate of return. The Company has not been in breach of such obligations during 2021 and 2020.

The obligations of the Company were guaranteed through a 37% pledge of Company ordinary shares to IFC.

Put Option with Hoche Partners Pharma Holding S.A. (“Hoche”)

Similar to IFC, the Company and Hoche entered into various agreements, including an agreement on December 23, 2019 that granted the right to Hoche to put back all or some of the 492,320 ordinary shares it holds in the Company, during a three year period after the eight anniversary after September 1, 2017, in exchange for cash. The amount payable by the Company, if Hoche exercised its option, would have been equal to an amount that generates a 12% internal rate of return over Hoche’s subscription.

The Company classified and measured the obligation to buy back its ordinary shares from Hoche at amortized cost and recognized finance expense using the effective interest rate method, until the effectiveness of the Transaction.

The following comprised the covenants established for the put option:

●	Do not incur any financial debt to any shareholder of the Company or any of its Subsidiaries in excess of US$ 3,000,000, beyond the existing shareholder loans set forth in the consolidated audited financial statements of the Company; provided, however, that any Financial Debt to any such shareholder of the Company or any of its Subsidiaries below US$ 3,000,000, shall not require IFC/Hoche consent so long as such Financial Debt is on market terms or terms more favorable for the Company or any Subsidiaries;

●	Do not enter into any obligation outside of the normal course of business with a consideration in excess of 4% of the total assets of the Company as reported in the last available consolidated audit financial statements of the Company for the most recent Financial Year.

●	Do not enter into any commitments for acquisitions of other entities (whether by the acquisition of shares, assets, or otherwise) where the aggregate consideration of all such commitments in any financial year is in excess of 4% of the total assets of the Company as reported in the latest available consolidated audited financial statements of the Company for the most recent Financial Year

●	Do not incur any financial debt if the Debt-to-Ebitda Ratio of the Company would exceed 3,5x, provided, that for so long as 2 independent directors have not been appointed to the board, the financial entity´s consent shall be required prior to the Company or any Subsidiary incurring additional Financial Debt if the Debt-Ebitda Ratio would exceed 3,25x.

Management continuously monitored the observation of these obligations, and was in compliance as of the date of these financial statements.

On the effectiveness of the Transaction, September 29, 2021, the put option agreements were terminated in exchange for new equity instruments in Procaps Group SA. The termination of the put option resulted in the associated liabilities to be reclassified into Company’s equity. A true-up of $35,920 has been recognized in September 2021 to reflect the commencement date, re-negotiated during current year, for the annual return with Hoche.

6. Bank overdraft

	Currency	Range of Interest	Maturity Year	2021	2020	2019
Overdrafts and credit cards	COP	19.68% - 32% E.A. (Fixed)	2022	55	902	3,047

7. Notes

	Currency	Range of Interest	Maturity Year	2021	2020	2019
The Prudential Insurance Company of America	USD	4.75% (Fixed)	2031	$58,906	—	—
Prudential Annuities Life Assurance Corporation	USD	4.75% (Fixed)	2031	29,423	—	—
Healthspring Life & Health Insurance Company, Inc	USD	4.75% (Fixed)	2031	18,007	—	—
CIGNA Health and Life Insurance Company	USD	4.75% (Fixed)	2031	6,521	—	—
Total Senior Notes				112,857	—	—

On November 12, 2021, the Company closed the private placement offering of $115 million aggregate principal amount of 4.75% guaranteed senior notes (the “Senior Notes”) issued by Procaps, S.A., a subsidiary of the Company, due November 12, 2031, pursuant to a note purchase agreement entered into on November 5, 2021 with The Prudential Insurance Company of America, Prudential Annuities Life Assurance Corporation, Healthspring Life & Health Insurance Company, Inc. and Cigna Health and Life Insurance Company Inc.

The Senior Notes are a senior unsecured obligations of Procaps, S.A. and unconditionally guaranteed by Procaps Group S.A. and the following subsidiaries of the Company: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC.

Debt issuance costs related to the Senior Notes of $2,142, comprised of commissions payable to the initial purchasers of $1,390 and attorneys’ costs of $752, were allocated to the liability of the Notes based on their relative values. Issuance incremental costs are part of the effective rate and amortized to interest expense using the effective interest method over the contractual term.

The Senior Notes require Procaps, S.A., the Company and the other obligors thereunder to comply with the following financial ratios:

●	A consolidated total debt of Procaps, S.A., the Company and the other obligors thereunder to consolidated EBITDA for the last twelve months of 3.50:1.00 or less, measured at certain dates of determination and;

●	An EBITDA interest coverage ratio (calculated as the consolidated EBITDA for the last twelve months of Procaps, S.A., the Company and the other obligors thereunder divided by the consolidated interest expenses of Procaps, S.A., the Company and the other obligors thereunder) in excess of, or equal to, 3.00:1.00, calculated at certain dates of determination.

As of December 31, 2021, the Company was in compliance with all of the financial covenants related to the Senior Notes, and management expects that the Company will be able to maintain compliance with the financial covenants in the future.

The Senior Notes are classified as long-term debt on the Company’s consolidated balance sheets and will be until such Senior Notes are within one year of maturity.

Reconciliation of liabilities arising from financing activities

	January 1, 2021	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2021
Syndicated term loan	81,906	(28,239)	—	(7,162)	46,505
Other term loan	85,645	(224,380)	193,120	(2,792)	51,593
Lease liabilities	36,799	(8,854)	7,283	(3,481)	31,747
Factoring obligations	9,993	(18,779)	22,956	(3,561)	10,609
Put option agreement	239,273	—	—	(239,273)	—
Bank overdrafts	902	(903)	—	56	55
Senior Notes	—	—	112,857	—	112,857
Total liabilities from financing activities	454,518	(281,155)	336,216	(256,213)	253,366

	January 1, 2020	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2020
Syndicated term loan	88,781	(4,670)	—	(2,205)	81,906
Other term loan	75,008	(76,942)	94,122	(6,543)	85,645
Lease liabilities	29,794	(5,733)	11,022	1,716	36,799
Factoring obligations	11,927	(38,953)	35,040	1,979	9,993
Put option agreement	211,880	—	—	27,393	239,273
Bank overdrafts	3,047	(21)	—	(2,124)	902
Total liabilities from financing activities	420,437	(126,319)	140,184	20,216	454,518

	January 1, 2019	Payment cash flows	New liabilities	Other changes	December 31, 2019
Syndicated term loan	94,919	(5,770)	—	368	88,781
Other term loan	66,773	(75,235)	80,859	2,611	75,008
Lease liabilities	30,843	(4,070)	5,335	(2,314)	29,794
Factoring obligations	12,807	(37,412)	38,019	(1,487)	11,927
Put option agreement	98,599	—	99,616	13,665	211,880
Bank overdrafts	1,236	—	—	1,811	3,047
Total liabilities from financing activities	305,177	(122,487)	223,829	13,918	420,437

[1]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $48,138 (2020: $22,426, 2019: $22,486) and acquisition of right-of-use assets $7,283 (2020: $11,022, 2019: $5,335). For the year ended December 31, 2019, it also included the issuance of put option agreements for $99,616.

[2]	Other changes include exchange differences and in 2021 the termination of the put option agreements in exchange for new equity instruments in Procaps Group S.A. Refer to Note 19.5. Put option agreement